OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, $ in Millions, in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Oct. 31, 2018 CLF ( )	Sep. 26, 2013 USD ($)
Composition of bonds payable
Other current financial liabilities		$ 56,114,977	$ 67,981,405
Other non-current financial liabilities		$ 716,563,778	675,767,201
Bonds USA
Bonds payable
Prepayment amount	$ 210
Annual interest rate		5.00%			5.00%
Composition of bonds payable
Bonds (face value)		$ 365,000,000			$ 575
Expenses of bond issuance and discounts on placement		$ 9,583,000
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate		2.83%		2.83%
Composition of bonds payable
Bonds (face value)		$ 5,700,000		5.7
Bonds payable (current)
Composition of bonds payable
Bonds (face value)		21,038,064	20,547,117
Expenses of bond issuance and discounts on placement		373,583	390,822
Bonds payable (noncurrent)
Composition of bonds payable
Bonds (face value)		704,048,747	651,459,940
Expenses of bond issuance and discounts on placement		3,721,690	3,231,386
Bonds payable
Composition of bonds payable
Bonds (face value)		725,086,811	672,007,057
Expenses of bond issuance and discounts on placement		4,095,273	3,622,208
Other current financial liabilities		20,664,481	20,156,295
Other non-current financial liabilities		700,327,057	648,228,554
Other financial liabilities		$ 720,991,538	$ 668,384,849